Unaudited Condensed Consolidated Statements of Changes in Shareholders’ (Deficit)/Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Ordinary shares		Additional paid-in capital	Accumulated Deficits	Accumulated other comprehensive income	Total BIG TREE CLOUD HOLDINGS LIMITED’s shareholders’ (deficit)/equity	Non- controlling interests	Total
Balance, Beginning at Jun. 30, 2024			[1]		[1]	$ 5,708	[1]		$ (4,898,117)	$ 313,612	$ (4,578,797)		$ (4,578,797)
Balance, Beginning (in Shares) at Jun. 30, 2024	[1]					2,854,027
Net income (loss)			[1]		[1]		[1]		1,879,458		1,879,458		1,879,458
Foreign currency translation			[1]		[1]		[1]			(45,994)	(45,994)		(45,994)
Balance, Ending at Dec. 31, 2024			[1]		[1]	$ 5,708	[1]		(3,018,659)	267,618	(2,745,333)		(2,745,333)
Balance, Ending (in Shares) at Dec. 31, 2024	[1]					2,854,027
Balance, Beginning at Jun. 30, 2025			[1]		[1]	$ 8,697	[1]	37,235,743	(37,428,238)	357,230	173,432	948,004	1,121,436
Balance, Beginning (in Shares) at Jun. 30, 2025	[1]					4,348,646
Net income (loss)			[1]		[1]		[1]		(1,989,710)		(1,989,710)	(47,634)	(2,037,344)
Insurance of ordinary shares in a registered direct offering			[1]		[1]	$ 806	[1]	4,509,187			4,509,993		4,509,993
Insurance of ordinary shares in a registered direct offering (in Shares)	[1]					403,227
Capital contribution from shareholders			[1]		[1]		[1]	775,971			775,971	97,715	873,686
Transfer out of noncontrolling interest due to the disposal of a subsidiary			[1]		[1]		[1]					(684,554)	(684,554)
Redesignation of ordinary shares into Class A ordinary shares		$ 2,503	[1]		[1]	$ (2,503)	[1]
Redesignation of ordinary shares into Class A ordinary shares (in Shares)	[1]	1,251,873				(1,251,873)
Redesignation of ordinary shares into Class B ordinary shares			[1]	$ 7,000	[1]	$ (7,000)	[1]
Redesignation of ordinary shares into Class B ordinary shares (in Shares)	[1]			3,500,000		(3,500,000)
Foreign currency translation			[1]		[1]		[1]			74,397	74,397	13,164	87,561
Balance, Ending at Dec. 31, 2025		$ 2,503	[1]	$ 7,000	[1]		[1]	$ 42,520,901	$ (39,417,948)	$ 431,627	$ 3,544,083	$ 326,695	$ 3,870,778
Balance, Ending (in Shares) at Dec. 31, 2025	[1]	1,251,873		3,500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation by consolidating each 20 ordinary shares, and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares, effective on February 23, 2026.